SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Coranavirus ("COVID-19") Impact - (Details) - LGC	6 Months Ended
	Jul. 31, 2020	Apr. 30, 2020
Equity Method Investment, Ownership Percentage		51.20%
Revenue from Contract with Customer, Advisory And Consulting Services
Concentration Risk, Percentage	92.00%